Income tax expense - Summary of income tax expense calculated by multiplying net income before tax with the tax rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income taxes	₩ 5,583,664	₩ 4,753,871	₩ 4,911,508
Income taxes at statutory tax rates	1,530,030	1,301,836	1,345,187
Non-taxable income	(8,417)	(4,932)	8,500
Non-deductible expense	15,975	14,529	18,461
Tax credit	(159)	(88)	(2,289)
Other	(66,393)	(55,550)	(100,735)
Income tax expenses	₩ 1,471,036	₩ 1,255,795	₩ 1,269,124
Effective tax rate	26.35%	26.42%	25.84%